Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts

Schedule 1 - Valuation and Qualifying Accounts

Valuation allowances on deferred tax assets

	Balance at beginning of year	Valuation allowance reversed	Valuation allowance raised	Arising on acquisition/ disposal of subsidiaries	Charged to unredeemed capital expenditure	Foreign currency translation adjustment	Balance at end of year
Fiscal Year Ended December 31, 2013
Valuation allowance	324.4	—	1.1	(5.4)	60.2	(50.1)	330.2
Fiscal Year Ended December 31, 2012
Valuation allowance	152.4	(58.2)	—	—	222.8	7.4	324.4
Fiscal Year Ended December 31, 2011
Valuation allowance	192.4	(22.0)	—	—	—	(18.0)	152.4